FINANCING RECEIVABLE (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of credit quality decreased	$ 1,300,000
Loans to executive officers and directors	1,200,000	1,200,000
Principal disbursements		112,000
Repayments of loans	148,000	98,000	91,000
One- to four-family residential	249,202,000	290,808,000
Multi-family residential	23,866,000	26,210,000
Percentage of loans of One To Four Family Residential	80.00%
Percentage of loans of Multi Family Residential	83.00%
Threhold percentage of loan to value ratio for underwritten loans	85.00%
Executive Officer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mortgage loans	1
Amount of mortgage loans	78,000
Director
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of line of credit			100,000
One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	517,000
One- to four-family residential	273,400,000	273,400,000
Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Multi-family residential	$ 319,900,000	$ 319,900,000